Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Deferred tax assets:
Intangible assets	$ 791.7	$ 879.0
Asbestos liability	294.0	298.6
Tax credit carryforwards	113.4	115.0
Other provisions and accruals	90.4	85.3
Net operating loss carryforwards	77.9	75.4
Total deferred tax assets	1,367.4	1,453.3
Valuation allowance	(257.0)	(258.0)
Total deferred tax assets net of valuation allowance	1,110.4	1,195.3
Deferred tax liabilities:
Depreciable and amortizable assets	(150.7)	(167.3)
Deferred tax on unremitted earnings	(46.7)	(29.4)
Other	(36.1)	(38.0)
Total deferred tax liabilities	(233.5)	(234.7)
Total deferred taxes, net	$ 876.9	$ 960.6